Provision for Income Taxes (Details) - Schedule of Components of Deferred Tax Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
– Net operating loss carry forward	$ 28,441	$ 28,441
Less: valuation allowance	(28,441)	(28,441)
Deferred tax assets, net